Leases - Schedule of Operating Leases (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 1,108
Short-term operating lease cost	36
Total operating lease cost	$ 1,144